Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Cash Flows Between Transferee and Transferor
Direct assignment transactions:
The following table summarizes the cash flows received during the year ended March 31, 202
5
 and March 31, 2026 from customers and paid to transferees on transferred performing housing loans:

	For the year ended March 31,
	2025		2026	2026
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	38,841.9	Rs. 99,799.5	US$	1,063.6
Payments made		32,758.6	86,358.7		920.4
Cash flows on retained interests		6,083.3	13,440.8		143.2
Other key disclosures are as follows:

	For the year ended March 31,
	2025		2026	2026
	(In millions)
Transferred receivables with continuing involvement	Rs.	332,411.5	Rs. 340,489.1	US$	3,628.8
Delinquencies		15.4	1,395.3		14.9
Retained interest		37,189.9	38,044.0		405.5

Summary of Fair Value of Retained Interests in Finance Receivables
Key assumptions used for fair value of securitized receivables include prepayment rate, weighted average life and the discount rate. The table below outlines the sensitivity of the estimated fair value in securitized receivables as of March 31, 2025 and March 31, 2026 to immediate 10% and 20% changes in those assumptions.

	As of March 31,
	202 5		202 6	202 6
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	226.9	Rs. 187.3	US$	2.0
Impact of 20% adverse change		436.9	361.8		3.9

Variable Interest Entity Not Primary Beneficiary Disclosures
The carrying amounts of consolidated VIE assets (classified as “Loans” and “Other Assets”) and liabilities (classified as “Long-term Debt”) are included in the Consolidated Balance Sheets as follows:

	For the year ended March 31,
	2025		2026		2026
	(In millions)
VIE Assets:
Loans	Rs.	183,356.8	Rs.	149,244.1	US$	1,590.6
Other assets		108.1		26.6		0.3
VIE Liabilities:
Long-term debt	Rs.	165,476.8	Rs.	138,353.7	US$	1,474.5
Accrued expenses and other liabilities		108.1		71.7		0.8
Maximum exposure to loss	Rs.	30,369.3	Rs.	27,841.3	US$	296.7
Debt interests		17,879.9		11,741.5		125.1
Commitments, guarantees, others		12,489.4		16,099.8		171.6